BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - USD ($)		2 Months Ended	3 Months Ended						8 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended
	Nov. 01, 2022	Mar. 31, 2021	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Unrecognized tax benefits												$ 894,000	$ 894,000	$ 766,000	$ 589,000	$ 556,000
Cash	$ 95,800,000
Revenues										$ 23,700,000	$ 19,500,000		34,700,000	23,300,000	18,300,000
Net loss			$ (12,596,000)	$ (10,276,000)	$ (6,282,000)	$ (7,890,000)	$ (8,625,000)	$ (7,455,000)		(29,154,000)	(23,970,000)		(27,042,000)	(17,557,000)	(13,589,000)
Allowance for credit losses			100,000							100,000		100,000	$ 100,000
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected dividend rate													0.00%
Common stock, dividends, per share, declared													$ 2.5
Common stock, dividends, per share, cash paid													$ 0
Contract with customer liability revenue recognized			4,000,000			2,400,000				9,900,000	$ 5,200,000		$ 7,400,000	$ 400,000	$ 2,400,000
Share-Based Payment Arrangement, Option [Member]
Share-based compensation arrangement by share-based payment award, expiration period													10 years
Share Based Payment Arrangement Nonemployee Directors [Member]
Share-based compensation arrangement by share-based payment award, award vesting period													1 year
Share-Based Payment Arrangement, Employee [Member] | Share-Based Payment Arrangement, Option [Member]
Share based compensation arrangement by share based payment award description of award vesting period													Options granted to employees typically vest 1/8 on the six month anniversary of the date of grant, and 1/48 each month thereafter for forty-two months.
Share-Based Payment Arrangement, Employee [Member] | Restricted Stock Units And Phantom Share Units [Member]
Share-based compensation arrangement by share-based payment award, award vesting period													3 years
Avista Public Acquisition Corp. II [Member]
Cash held outside of the Trust Account			19,847							19,847		189,971	$ 189,971
Unrecognized tax benefits			0							0		0	0
Unrecognized tax benefits accrued for interest and penalties			0							0		0	0
Federal depository insurance coverage			250,000							250,000		250,000	$ 250,000
Net loss		$ (7,786)	$ (2,466,430)	$ (1,624,916)	$ (4,361,240)	$ (170,579)	$ (2,185)		$ (180,550)	$ (8,452,586)		$ (516,442)
Common Class A [Member] | Avista Public Acquisition Corp. II [Member] | Common Stock [Member] | Series of Individually Immaterial Business Acquisitions [Member]
Business acquisition for share	21,713,864
Business acquisition for per share	$ 10.32
Business combination	$ 224,000,000
Common Class A [Member] | IPO [Member] | Avista Public Acquisition Corp. II [Member]
Number of shares issued										23,000,000
Sale of Units, net of underwriting discounts (in shares)												23,000,000